Filed Pursuant to Rule 497
Registration No. 333-197447

Supplement No. 3 dated September 2, 2015
to
Prospectus dated July 21, 2015

This Supplement No. 3 dated September 2, 2015, or Supplement No. 3, contains information which amends, supplements or modifies certain information contained in the Prospectus of Business Development Corporation of America II, which we refer to as the Company, our, us or we, dated July 21, 2015, or the Prospectus, as supplemented by Supplement No. 1 dated August 7, 2015 and Supplement No. 2 dated August 12, 2015. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 25 of the Prospectus before you decide to invest.

PROSPECTUS UPDATES

Approval of Amended and Restated Investment Advisory and Management Services Agreement and Dealer Manager Agreement

As previously disclosed, on August 6, 2015, AR Capital, LLC, the Company’s sponsor, entered into a transaction agreement, or the Transaction Agreement, with AMH Holdings (Cayman), L.P., or AMH, a Cayman Islands exempted limited partnership and an affiliate of Apollo Global Management, LLC (NYSE: APO) (which we refer to, together with its consolidated subsidiaries, as Apollo), and a newly-formed entity, AR Global Investments, LLC, a Delaware limited liability company, or AR Global. The Transaction Agreement provides that the Sponsor will transfer to AR Global a majority of the assets of its ongoing asset management business (including equity interests in its direct and indirect subsidiaries, one of which is BDCA Adviser II, LLC, the Company’s investment adviser). Also on August 6, 2015, RCS Capital Corporation, or RCS Capital, the parent of Realty Capital Securities, LLC, the Company’s dealer manager and a company under common control with the Sponsor, announced that it has entered into an agreement with an affiliate of Apollo to sell RCS Capital’s wholesale distribution division, including the Dealer Manager, and certain related entities.

Following the consummation of the transactions described above, or the Transaction, the Adviser will be a subsidiary of AR Global and the Dealer Manager will continue to operate as a stand-alone entity within AR Global. AMH and the Sponsor will hold a 60% and 40% interest in AR Global, respectively.

The consummation of the Transaction will result in the termination of both the Investment Advisory and Management Services Agreement between the Company and the Adviser dated as of August 21, 2014, as amended, and the Dealer Manager Agreement between the Company and the Dealer Manager dated as of September 8, 2014, or the Dealer Manager Agreement. At an in-person meeting on August 25, 2015, the Company’s board of directors approved the following agreements, to be effective upon the consummation of the Transaction: (i) an Amended and Restated Investment Advisory and Management Services Agreement, or the New Advisory Agreement, subject to the approval of the Sponsor as the Company’s sole stockholder, or the Sole Stockholder; and (ii) the Dealer Manager Agreement.

On August 27, 2015, the Sole Stockholder executed a written consent in lieu of a special stockholder meeting to approve the New Advisory Agreement to be effective upon the consummation of the Transaction.

Accordingly, the Prospectus is hereby amended as indicated below.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

•	The following disclosure is hereby added after the paragraph below the subheading “Investment Advisory Agreement” appearing on page 55 of the Prospectus in this section:

“On August 25, 2015, our board of directors approved an Amended and Restated Investment Advisory and Management Services Agreement between our Company and the Adviser, or the New Advisory Agreement, to go into effect upon the consummation of a series of contemplated transactions involving the Sponsor, Adviser and Dealer Manager, or the Transaction. On August 27, 2015, the Sponsor, as sole stockholder of the Company, or the Sole Stockholder, approved the New Advisory Agreement to go into effect upon the consummation of the Transaction.”

•	The following disclosure is hereby added after the paragraph below the subheading “Dealer Manager Agreement” appearing on page 57 of the Prospectus in this section:

“On August 25, 2015, our board of directors approved the Dealer Manager Agreement between our Company and the Dealer Manager, to be effective upon the consummation of the Transaction.”

Investment Advisory and Management Services Agreement

•	The following disclosure is hereby added after the paragraph below the subheading “Investment Adviser Services” appearing on page 79 of the Prospectus in this section:

“On August 25, 2015, our board of directors approved the New Advisory Agreement to go into effect upon the consummation of the Transaction. On August 27, 2015, the New Advisory Agreement was approved by our Sole Stockholder. The New Advisory Agreement is identical in all material respects to the Existing Advisory Agreement. For more details about the Transaction, see “Transaction involving Our Sponsor, Adviser and Dealer Manager” in the section “Certain Relationships and Related Party Transactions” beginning on page 87 of this Prospectus.”

Certain Relationships and Related Party Transactions

•	The sub-heading “Reorganization of Our Sponsor” and text below that sub-heading on page 87 of the Prospectus in this section is hereby deleted in its entirety and replaced with the following:

“Transaction involving Our Sponsor, Adviser and Dealer Manager

On August 6, 2015, our Sponsor entered into a transaction agreement, or the Transaction Agreement, with AMH Holdings (Cayman), L.P., or AMH, a Cayman Islands exempted limited partnership and an affiliate of Apollo Global Management, LLC (NYSE: APO), which we refer to, together with its consolidated subsidiaries, as Apollo, and a newly-formed entity, AR Global Investments, LLC, a Delaware limited liability company, or AR Global. The Transaction Agreement provides that the Sponsor will transfer to AR Global substantially all of the assets of its ongoing asset management business (including equity interests in its direct and indirect subsidiaries, one of which is the Adviser).

Following the consummation of the Transaction, AMH will hold a 60% interest in AR Global and the Sponsor will hold a 40% interest in AR Global. The business and affairs of AR Global will be overseen by a board of managers comprised of ten members, six of which will be appointed by AMH and four of which will be appointed by the Sponsor. The Adviser is currently a subsidiary of the Sponsor and following the Transaction will be a subsidiary of AR Global.

Also on August 6, 2015, RCS Capital Corporation, or RCS Capital, the parent of the Dealer Manager and a company under common control with the Sponsor, announced that it has entered into an agreement with an affiliate of Apollo to sell RCS Capital’s wholesale distribution division, including the Dealer Manager, and certain related entities. Upon completion of the Transaction, the Dealer Manager will continue to operate as a stand-alone entity within AR Global. The current management team of the Dealer Manager, which is led by William E. Dwyer III, will continue to operate the day-to-day functions of the business.

The Transaction is subject to customary closing conditions and is expected to close in 2015. Upon the consummation of the Transaction, an “assignment,” within the meaning of the 1940 Act, of the Investment Advisory Agreement and Dealer Manager Agreement will occur, which will result in the termination of the Investment Advisory Agreement and Dealer Manager Agreement. At an in-person meeting on August 25, 2015, the Company’s board of directors approved the following agreements to be effective upon the consummation of the Transaction: (i) the New Advisory Agreement, subject to the approval by the Sole Stockholder, and (ii) the Dealer Manager Agreement. On August 27, 2015, the Sole Stockholder executed a written consent in lieu of a special stockholder meeting to approve the New Advisory Agreement to be effective upon the consummation of the Transaction.”

Plan of Distribution

•	The following disclosure is hereby added below the sub-heading “About the Dealer Manager” on page 116 of the Prospectus in this section:

“On August 25, 2015, our board of directors approved the New Dealer Manager Agreement to go into effect upon the consummation of the Transaction. The New Dealer Manager Agreement is identical in all material respects to the Existing Advisory Agreement. For more details about the Transaction, see “Transaction involving Our Sponsor, Adviser and Dealer Manager” in the section “Certain Relationships and Related Party Transactions” beginning on page 87 of the Prospectus.”